Cash and Cash Equivalents (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Cash	$ 215.7	$ 194.4
Unrestricted investments	12.8	158.5
Cash and cash equivalents	$ 228.5	$ 352.9